Note F - Real Estate Held For Sale (Detail) - REO Operations results (USD $)	1 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012
Revenue	$ 1,099,000	$ 124,000	$ 266,000
Expenses	1,004,000	(85,000)	(148,000)
Net Income	$ 95,000	$ 39,000	$ 118,000